Note 10 - Employee Benefit Plan (Tables)	12 Months Ended
Mar. 31, 2018
Table Text Block Supplement [Abstract]
Schedule of Unrecognized Compensation Cost, Nonvested Awards
	Unrecognized Compensation Cost ($)	Weighted Average Period (years)
Stock Options	1,053,155	0.60
Total	1,053,155	0.60

Schedule of Stock Options, Valuation Assumptions
	Twelve months ended
	March 31, 2018	March 31, 2017
Weighted-average volatility	183.55%	174.57%
Expected term (in years)	10	10
Risk-free interest rate	2.02%	1.07%

Schedule of Stock Options Roll Forward
	Options	Weighted Average Exercise Price $	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value ($)
Outstanding at April 1, 2016	2,500,000	$0.25	9.23	15,075
Granted	5,050,000	$0.30
Exercised	-	-
Forfeited	(600,000)	$0.35
Outstanding at March 31, 2017	6,950,000	$0.26	8.05	627,890
Granted	6,400,000	$0.28
Exercised	(83,333)	$0.32
Forfeited	(233,333)	$0.28
Outstanding at March 31, 2018	13,033,334	$0.28	8.21	2,646,723
Fully vested and expected to vest at March 31, 2018	5,031,671	$0.27		1,047,477
Exercisable at March 31, 2018	5,031,671	$0.27		1,047,477

Schedule of Nonvested Restricted Stock Units Activity
	Shares	Weighted Average Grant Date Fair Value ($)

Balance at April 1, 2016	453,333	$0.35
Granted	565,359
Vested	(568,692)
Forfeited/Cancelled	(450,000)
Non-vested at March 31, 2017	-	-
Granted	-
Vested	-
Forfeited/Cancelled	-
Non-vested at March 31, 2018	-	-